Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets, Net [Line Items]
Repayments and other current assets	¥ 3,899	¥ 10,396
Retained earnings	¥ 85